Weighted-Average Actual Target Allocation of Plan Assets (Detail) - Pension Benefits - USD ($) $ in Thousands		May 31, 2018	May 31, 2017	May 31, 2016
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		100.00%
Actual Asset Allocation		$ 487,233	$ 437,481	$ 314,216
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		100.00%
Actual Asset Allocation		$ 188,960	179,928	$ 169,464
Equity securities | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		55.00%
Actual Asset Allocation		$ 309,300	295,200
Equity securities | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		41.00%
Actual Asset Allocation		$ 90,000	83,800
Fixed income securities | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		25.00%
Actual Asset Allocation		$ 76,500	82,400
Fixed income securities | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		42.00%
Actual Asset Allocation		$ 70,200	65,900
Multi-class | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		20.00%
Actual Asset Allocation		$ 72,800
Cash | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation	[1]	28,400	59,700
Cash | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation		500
Real Estate | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation		$ 200	200
Real Estate | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		17.00%
Actual Asset Allocation		$ 28,300	$ 30,200

[1]	The cash position at May 31, 2018 results from our acceleration of the planned fiscal 2019 contribution, which was deposited into the RPM International Inc. Retirement Plan during February 2018. The cash position at May 31, 2017 results from our acceleration of the planned fiscal 2018 contribution, which was deposited into the RPM International Inc. Retirement Plan during May 2017.